Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Group's (loss)/income Before Income Tax Expense	The components of the Group’s income before income tax expense for the years ended December 31, 2018, 2019 and 2020 are as follows:
	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands, except for percentages)
Income before income tax expense	2,109,528	2,706,511	685,609
Income/ (Loss) from non‑China operations	(13,479)	41,461	15,143
Income from China operations	2,123,007	2,665,050	670,466
Income tax expense applicable to China operations	132,222	411,959	90,629
Effective tax rate for China operations	6.2%	15.5%	13.5%

Schedule of Current and Deferred Portion of Income Tax Expense of Company's China Subsidiaries, VIEs, and Subsidiaries of VIEs

The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Current income tax expense	74,046	352,036	594,149
Deferred income tax expense	58,176	59,923	(503,520)
Income tax expense	132,222	411,959	90,629

Schedule of Reconciliation Between Statutory EIT Rate and Effective Tax Rate for Group's China Operations

The following table sets` forth reconciliation between the statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group’s China operations:

	For the Year Ended December 31,
	2018	2019	2020
Statutory EIT rate	25.0%	25.0%	25.0%
Change of tax position*	(3.7)%	—	(2.4)%
Effect of tax holidays	(7.0)%	(9.0)%	(9.9)%
Tax effect of non‑deductible expense	(0.5)%	(0.5)%	1.1%
Changes in valuation allowance	(7.6)%	**	(0.3)%
Effective tax rate for China operations	6.2%	15.5%	13.5%

*

The Group’s PRC subsidiaries completed 2017 annual tax filings with relevant tax authorities in May 2018. The tax filing results provided additional insights as to the pre-tax deduction of qualified provision for credit losses of financing receivables. Accordingly, current income tax liability of RMB78.0 million and valuation allowance of RMB114.7 million recognized as of December 31, 2017 in relation to the Group’s provision for credit losses of financing receivables were reversed in 2018.

In the third quarter of 2020, RMB16.2 million income tax provision relating to 2019 was reversed as one subsidiary of the Group was certified to be qualified for using a preferential tax rate of 10% for 2019 annual tax clearance in this quarter.

**	Less than 0.1%.

Schedule of Effect of Tax Holiday Related to China Operations

The following table sets forth the effect of tax holiday related to China operations:

	For the Year Ended December 31,
	2018	2019	2020
	(In thousands, except per share amount)
Tax holiday effect	148,350	239,732	66,110
Basic net income per share effect	0.44	0.67	0.18
Diluted net income per share effect	0.41	0.64	0.16

Schedule of Components of Deferred Tax Assets and Deferred Tax Liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2019	2020
Deferred tax assets
- Deferred guarantee income and other accrued expenses	—	477,023
- Contingent guarantee liabilities	—	434,697
- Provision for credit losses	93,386	359,293
- Advertising expenses in excess of deduction limit	73,970	54,970
- Net operating loss carryforwards	8,648	13,649
- Guarantee liabilities and other accrued expenses	406,973	—
Less: valuation allowance	(6,662)	(4,429)
Total deferred tax assets	576,315	1,335,203
Net deferred tax assets	157,138	747,332

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2019	2020
Deferred tax liabilities
-Contract assets and service fees receivable	550,425	490,204
-Guarantee receivables	178,398	118,713
Total deferred tax liabilities	728,823	608,917
Net deferred tax liabilities	309,646	21,046

Schedule of Movement of Valuation Allowance
	For the Year Ended December 31,
	2018	2019	2020
Balance at beginning of the year	(246,508)	(6,785)	(6,662)
Additions	(5,245)	(4,255)	(2,243)
Reversals	244,968	4,378	4,476
Balance at end of the year	(6,785)	(6,662)	(4,429)